CONSOLIDATED STATEMENTS OF Financial Position (USD $) In Thousands	Dec. 31, 2010	Dec. 31, 2009
CURRENT ASSETS:
Cash and cash equivalents	$ 115,976	$ 90,990
Investments	7,996	8,663
Accounts receivable trade, less allowances of $1,531 and $2,356	37,394	37,512
Other receivables	9,961	8,397
Inventories:
Finished goods and work-in-process	36,935	35,570
Raw materials and supplies	22,141	20,817
Prepaid expenses	6,499	8,562
Deferred income taxes	689	1,367
Total current assets	237,591	211,878
PROPERTY, PLANT AND EQUIPMENT, at cost:
Land	21,619	21,559
Buildings	102,934	102,374
Machinery and equipment	307,178	296,787
Construction in progress	9,243	6,877
Property, plant and equipment, gross	440,974	427,597
Less-Accumulated depreciation	225,482	206,876
Net property, plant and equipment	215,492	220,721
OTHER ASSETS:
Goodwill	73,237	73,237
Trademarks	175,024	175,024
Investments	64,461	58,136
Split dollar officer life insurance	74,441	74,642
Prepaid expenses	6,680	8,068
Equity method investment	4,254	4,961
Deferred income taxes	9,203	11,580
Total other assets	407,300	405,648
Total assets	860,383	838,247
CURRENT LIABILITIES:
Accounts payable	9,791	9,140
Dividends payable	4,529	4,458
Accrued liabilities	44,185	42,468
Total current liabilities	58,505	56,066
NONCURRENT LIABILITIES:
Deferred income taxes	48,743	44,582
Postretirement health care and life insurance benefits	20,689	16,674
Industrial development bonds	7,500	7,500
Liability for uncertain tax positions	9,835	18,447
Deferred compensation and other liabilities	46,157	39,839
Total noncurrent liabilities	132,924	127,042
SHAREHOLDERS' EQUITY:
Capital in excess of par value	505,495	482,250
Retained earnings, per accompanying statement	137,412	148,582
Accumulated other comprehensive loss	(11,213)	(12,396)
Treasury stock (at cost) - 69 shares and 67 shares, respectively	(1,992)	(1,992)
Total shareholders' equity	668,954	655,139
Total liabilities and shareholders' equity	860,383	838,247
Common Stock
SHAREHOLDERS' EQUITY:
Common Stock	25,040	24,862
Class B Common Stock
SHAREHOLDERS' EQUITY:
Common Stock	$ 14,212	$ 13,833

CONSOLIDATED STATEMENTS OF Financial Position (Parenthetical) (USD $) In Thousands, except Per Share data	Dec. 31, 2010	Dec. 31, 2009
Accounts receivable trade, allowances (in dollars)	$ 1,531	$ 2,356
Treasury stock, shares	69	67
Common Stock
Common Stock, par value (in dollars per share)	$ 0.6944	$ 0.6944
Common Stock, shares authorized	120,000	120,000
Common Stock, shares issued	36,057	35,802
Class B Common Stock
Common Stock, par value (in dollars per share)	$ 0.6944	$ 0.6944
Common Stock, shares authorized	40,000	40,000
Common Stock, shares issued	20,466	19,919

CONSOLIDATED STATEMENTS OF Earnings, Comprehensive Earnings and Retained Earnings (USD $) In Thousands, except Per Share data	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Net product sales	$ 517,149	$ 495,592	$ 492,051
Rental and royalty revenue	4,299	3,739	3,965
Total revenue	521,448	499,331	496,016
Product cost of goods sold	348,313	318,645	333,314
Rental and royalty cost	1,088	852	921
Total costs	349,401	319,497	334,235
Product gross margin	168,836	176,947	158,737
Rental and royalty gross margin	3,211	2,887	3,044
Total gross margin	172,047	179,834	161,781
Selling, marketing and administrative expenses	106,316	103,755	95,254
Impairment charges		14,000
Earnings from operations	65,731	62,079	66,527
Other income (expense), net	8,358	2,100	(10,618)
Earnings before income taxes	74,089	64,179	55,909
Provision for income taxes	20,375	10,301	16,594
Net earnings	53,714	53,878	39,315
Net earnings	53,714	53,878	39,315
Other comprehensive earnings (loss)	1,183	2,845	(3,514)
Comprehensive earnings	54,897	56,723	35,801
Retained earnings at beginning of year	148,582	145,123	158,465
Net earnings	53,714	53,878	39,315
Cash dividends	(18,078)	(17,790)	(17,492)
Stock dividends	(46,806)	(32,629)	(35,165)
Retained earnings at end of year	$ 137,412	$ 148,582	$ 145,123
Earnings per share (in dollars per share)	$ 0.94	$ 0.93	$ 0.67
Common Stock
Average Common and Class B Common shares outstanding (in shares)	56,997	57,738	58,464
Class B Common Stock
Average Common and Class B Common shares outstanding (in shares)	56,997	57,738	58,464

CONSOLIDATED STATEMENTS OF Cash Flows (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
CASH FLOWS FROM OPERATING ACTIVITIES:
Net earnings	$ 53,714	$ 53,878	$ 39,315
Adjustments to reconcile net earnings to net cash provided by operating activities:
Depreciation	18,279	17,862	17,036
Impairment charges		14,000
Impairment of equity method investment		4,400
Loss from equity method investment	342	233	477
Other than temporary impairment			5,140
Amortization of marketable securities	522	320	396
Changes in operating assets and liabilities:
Accounts receivable	717	(5,899)	(261)
Other receivables	(2,373)	(2,088)	(33)
Inventories	(2,468)	(675)	1,352
Prepaid expenses and other assets	4,936	5,203	(15,139)
Accounts payable and accrued liabilities	2,180	(2,755)	967
Income taxes payable and deferred	2,692	(12,134)	8,104
Postretirement health care and life insurance benefits	6,601	1,028	3,394
Deferred compensation and other liabilities	(2,647)	3,316	(2,385)
Other	310	305	(830)
Net cash provided by operating activities	82,805	76,994	57,533
CASH FLOWS FROM INVESTING ACTIVITIES:
Capital expenditures	(12,813)	(20,831)	(34,355)
Net purchases of trading securities	(2,902)	(1,713)	(491)
Purchase of available for sale securities	(9,301)	(11,331)	(33,977)
Sale and maturity of available for sale securities	8,208	17,511	61,258
Net cash used in investing activities	(16,808)	(16,364)	(7,565)
CASH FLOWS FROM FINANCING ACTIVITIES:
Shares repurchased and retired	(22,881)	(20,723)	(21,109)
Dividends paid in cash	(18,130)	(17,825)	(17,557)
Net cash used in financing activities	(41,011)	(38,548)	(38,666)
Increase in cash and cash equivalents	24,986	22,082	11,302
Cash and cash equivalents at beginning of year	90,990	68,908	57,606
Cash and cash equivalents at end of year	115,976	90,990	68,908
Supplemental cash flow information:
Income taxes paid	20,586	22,364	12,728
Interest paid	49	182	252
Stock dividend issued	$ 46,683	$ 32,538	$ 35,042

SIGNIFICANT ACCOUNTING POLICIES:	12 Months Ended
Dec. 31, 2010
SIGNIFICANT ACCOUNTING POLICIES:
SIGNIFICANT ACCOUNTING POLICIES:

NOTE 1—SIGNIFICANT ACCOUNTING POLICIES:

Basis of consolidation:

The consolidated financial statements include the accounts of Tootsie Roll Industries, Inc. and its wholly-owned subsidiaries (the Company), which are primarily engaged in the manufacture and sales of candy products. All significant intercompany transactions have been eliminated.

The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Certain reclassifications have been made to the prior year financial statements to conform to the current year presentation.

Revenue recognition:

Products are sold to customers based on accepted purchase orders which include quantity, sales price and other relevant terms of sale. Revenue, net of applicable provisions for discounts, returns, allowances and certain advertising and promotional costs, is recognized when products are delivered to customers and collectability is reasonably assured. Shipping and handling costs of  $43,034,  $38,628, and  $45,570 in 2010, 2009 and 2008, respectively, are included in selling, marketing and administrative expenses. Accounts receivable are unsecured. Revenues from a major customer aggregated approximately 21.4%, 22.9% and 23.5% of net product sales during the years ended December 31, 2010, 2009 and 2008, respectively.

Cash and cash equivalents:

The Company considers temporary cash investments with an original maturity of three months or less to be cash equivalents.

Investments:

Investments consist of various marketable securities with maturities of generally up to three years. The Company classifies debt and equity securities as either available for sale or trading. Available for sale securities are not actively traded by the Company and are carried at fair value. The Company follows current fair value measurement guidance and unrealized gains and losses on these securities are excluded from earnings and are reported as a separate component of shareholders’ equity, net of applicable taxes, until realized or other than temporarily impaired. Trading securities relate to deferred compensation arrangements and are carried at fair value with gains or losses included in other income (expense), net. The Company invests in trading securities to economically hedge changes in its deferred compensation liabilities.

The Company regularly reviews its investments to determine whether a decline in fair value below the cost basis is other than temporary. If the decline in fair value is judged to be other than temporary, the cost basis of the security is written down to fair value and the amount of the write-down is included in other income (expense), net. Further information regarding the fair value of the Company’s investments is included in Note 10 to the Consolidated Financial Statements.

Derivative instruments and hedging activities:

Authoritative guidance requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of derivative instruments and related gains and losses, and disclosures about credit-risk-related contingent features in derivative agreements.

From time to time, the Company enters into commodity futures, commodity options contracts and foreign currency forward contracts. Commodity futures and options are intended and are effective as hedges of market price risks associated with the anticipated purchase of certain raw materials (primarily sugar). Foreign currency forward contracts are intended and are effective as hedges of the Company’s exposure to the variability of cash flows, primarily related to the foreign exchange rate changes of products manufactured in Canada and sold in the United States, and periodic equipment purchases from foreign suppliers denominated in a foreign currency. The Company does not engage in trading or other speculative use of derivative instruments. Further information regarding derivative instruments and hedging activities is included in Note 11 to the Consolidated Financial Statements.

Inventories:

Inventories are stated at cost, not to exceed market. The cost of substantially all of the Company’s inventories ( $55,287 and  $53,724 at December 31, 2010 and 2009, respectively) has been determined by the last-in, first-out (LIFO) method. The excess of current cost over LIFO cost of inventories approximates  $16,955 and  $13,107 at December 31, 2010 and 2009, respectively. The cost of certain foreign inventories ( $3,789 and  $2,663 at December 31, 2010 and 2009, respectively) has been determined by the first-in, first-out (FIFO) method. Rebates, discounts and other cash consideration received from vendors related to inventory purchases is reflected as a reduction in the cost of the related inventory item, and is therefore reflected in cost of sales when the related inventory item is sold.

Property, plant and equipment:

Depreciation is computed for financial reporting purposes by use of the straight-line method based on useful lives of 20 to 35 years for buildings and 5 to 20 years for machinery and equipment. Depreciation expense was  $18,279,  $17,862 and  $17,036 in 2010, 2009 and 2008, respectively.

Carrying value of long-lived assets:

The Company reviews long-lived assets to determine if there are events or circumstances indicating that the amount of the asset reflected in the Company’s balance sheet may not be recoverable. When such indicators are present, the Company compares the carrying value of the long-lived asset, or asset group, to the future undiscounted cash flows of the underlying assets to determine if an impairment exists. If applicable, an impairment charge would be recorded to write down the carrying value to its fair value. The determination of fair value involves the use of estimates of future cash flows that involve considerable management judgment and are based upon assumptions about expected future operating performance. The actual cash flows could differ from management’s estimates due to changes in business conditions, operating performance, and economic conditions. No impairment charges of long-lived assets were recorded by the Company during 2010, 2009 and 2008.

Postretirement health care and life insurance benefits:

The Company provides certain postretirement health care and life insurance benefits. The cost of these postretirement benefits is accrued during employees’ working careers. The Company also provides split dollar life benefits to certain executive officers. The Company records an asset equal to the cumulative insurance premiums paid that will be recovered upon the death of covered employees or earlier under the terms of the plan. No premiums were paid in 2010, 2009 and 2008.

Goodwill and intangible assets:

In accordance with authoritative guidance, goodwill and intangible assets with indefinite lives are not amortized, but rather tested for impairment at least annually unless certain interim triggering events or circumstances require more frequent testing. All trademarks have been assessed by management to have indefinite lives because they are expected to generate cash flows indefinitely. The Company has completed its annual impairment testing of its goodwill and trademarks at December 31 of each of the years presented. As of December 31, 2009, management ascertained that certain trademarks were impaired, and recorded a pre-tax charge of  $14,000. No impairments of intangibles were recorded in 2010 and 2008.

This determination is made by comparing the carrying value of the asset with its estimated fair value, which is calculated using estimates including discounted projected future cash flows. If the carrying value exceeds the fair value, a second step would measure the carrying value and implied fair value of goodwill. Management believes that all assumptions used for the impairment tests are consistent with those utilized by market participants performing similar valuations.

Income taxes:

Deferred income taxes are recorded and recognized for future tax effects of temporary differences between financial and income tax reporting. The Company records valuation allowances in situations where the realization of deferred tax assets is not more-likely-than-not. Federal income taxes are provided on the portion of income of foreign subsidiaries that is expected to be remitted to the U.S. and become taxable, but not on the portion that is considered to be permanently invested in the foreign subsidiary.

Foreign currency translation:

The U.S. dollar is used as the functional currency where a substantial portion of the subsidiary’s business is indexed to the U.S. dollar or where its manufactured products are principally sold in the U.S. All other foreign subsidiaries use the local currency as their functional currency. Where the U.S. dollar is used as the functional currency, foreign currency remeasurements are recorded as a charge or credit to other income (expense), net in the statement of earnings. Where the foreign local currency is used as the functional currency, translation adjustments are recorded as a separate component of accumulated other comprehensive (loss).

Equity method investment:

The Company’s 50% interest in two foreign companies is accounted for using the equity method. The Company records an increase in its investment to the extent of its share of earnings, and reduces its investment to the extent of losses and dividends received. No dividends were paid in 2010, 2009 and 2008.

As of December 31, 2009, management determined that the fair value of the asset was less than the carrying value. As a result, the Company recorded a pre-tax impairment charge of  $4,400 in the fourth quarter 2009, resulting in an adjusted carrying value of  $4,961 as of December 31, 2009. The fair value was primarily assessed using the present value of estimated future cash flows. No impairments were recorded in 2010 and 2008.

Comprehensive earnings:

Comprehensive earnings includes net earnings, foreign currency translation adjustments and unrealized gains/losses on commodity and/or foreign currency hedging contracts, available for sale securities and certain postretirement benefit obligations.

Earnings per share:

A dual presentation of basic and diluted earnings per share is not required due to the lack of potentially dilutive securities under the Company’s simple capital structure. Therefore, all earnings per share amounts represent basic earnings per share.

The Class B Common Stock has essentially the same rights as Common Stock, except that each share of Class B Common Stock has ten votes per share (compared to one vote per share of Common Stock), is not traded on any exchange, is restricted as to transfer and is convertible on a share-for-share basis, at any time and at no cost to the holders, into shares of Common Stock which are traded on the New York Stock Exchange.

Use of estimates:

The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the U.S. requires management to make estimates and assumptions that affect the amounts reported. Estimates are used when accounting for sales discounts, allowances and incentives, product liabilities, assets recorded at fair value, income taxes, depreciation, amortization, employee benefits, contingencies and intangible asset and liability valuations. For instance, in determining the annual post-employment benefit costs, the Company estimates the cost of future health care benefits. Actual results may or may not differ from those estimates.

Revision:

During 2010, the Company identified certain liabilities for uncertain tax positions that should not have been recorded based on a reevaluation of the related facts. Management has concluded that the effects of the correcting adjustments were not material to the Company’s previously issued quarterly and annual financial statements. The Company has revised the previously issued financial statements in this annual report and in future filings. The revised financial statements reflect an increase in retained earnings at the beginning of the year 2008 of  $1,713. The revised financial statements also reflect changes to the provision for income tax expense which resulted in an increase (decrease) in net earnings of  $(772),  $403, and  $538, for the first nine months of 2010, twelve months 2009, and twelve months 2008, respectively.

Recent accounting pronouncements:

In January 2010, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2010-06, “Improving Disclosures about Fair Value Measurements”. ASU 2010-06 requires additional disclosures about fair value measurements including transfers in and out of Levels 1 and 2 and a higher level of disaggregation for the different types of financial instruments. For the reconciliation of Level 3 fair value measurements, information about purchases, sales, issuances and settlements are presented separately. This standard is effective for interim and annual reporting periods beginning after December 15, 2009 with the exception of revised Level 3 disclosure requirements which are effective for interim and annual reporting periods beginning after December 15, 2010. The Company adopted the provisions of the standard on January 1, 2010, which did not have a material impact on its Consolidated Financial Statements.

In June 2009, the FASB issued Accounting Standards Codification (ASC) 810, “Consolidation”, regarding the consolidation of variable interest entities (formerly SFAS No. 167, “Amendments to FASB Interpretation No. 46(R)”). ASC 810 is intended to improve financial reporting by providing additional guidance to companies involved with variable interest entities and by requiring additional disclosures about a company’s involvement in variable interest entities. This standard is effective for interim and annual periods beginning after November 15, 2009. The Company adopted the provisions of the standard on January 1, 2010, which had no impact on its Consolidated Financial Statements.

ACCRUED LIABILITIES:	12 Months Ended
Dec. 31, 2010
ACCRUED LIABILITIES:
ACCRUED LIABILITIES:

NOTE 2—ACCRUED LIABILITIES:

Accrued liabilities are comprised of the following:

	December 31,
	2010	2009
Compensation	$9,750	$9,254
Other employee benefits	2,030	2,309
Taxes, other than income	1,966	1,899
Advertising and promotions	20,775	19,350
Other	9,664	9,656
	$44,185	$42,468

INDUSTRIAL DEVELOPMENT BONDS:	12 Months Ended
Dec. 31, 2010
INDUSTRIAL DEVELOPMENT BONDS:
INDUSTRIAL DEVELOPMENT BONDS:

NOTE 3—INDUSTRIAL DEVELOPMENT BONDS:

Industrial development bonds are due in 2027. The average floating interest rate was 0.4% and 0.5% in 2010 and 2009, respectively. See Note 10 to the Consolidated Financial Statements for fair value disclosures.

INCOME TAXES:	12 Months Ended
Dec. 31, 2010
INCOME TAXES:
INCOME TAXES:

NOTE 4—INCOME TAXES:

The domestic and foreign components of pretax income are as follows:

	2010	2009	2008
Domestic	$60,329	$69,779	$50,313
Foreign	13,760	(5,600)	5,596
	$74,089	$64,179	$55,909

The provision for income taxes is comprised of the following:

	2010	2009	2008
Current:
Federal	$10,251	$21,836	$6,318
Foreign	806	500	502
State	1,455	1,665	355
	12,512	24,001	7,175
Deferred:
Federal	5,992	(23)	8,733
Foreign	2,518	(12,987)	264
State	(647)	(690)	422
	7,863	(13,700)	9,419
	$20,375	$10,301	$16,594

Significant components of the Company’s net deferred tax liability at year end were as follows:

	December 31,
	2010	2009
Deferred tax assets:
Accrued customer promotions	$1,634	$4,475
Deferred compensation	11,602	10,667
Postretirement benefits	6,596	5,983
Other accrued expenses	5,475	5,705
Foreign subsidiary tax loss carry forward	16,582	14,001
Tax credit carry forward	978	1,286
Unrealized capital loss	6,566	6,393
	49,433	48,510
Valuation reserve	(686)	(912)
Total deferred tax assets	$48,747	$47,598

	December 31,
	2010	2009
Deferred tax liabilities:
Depreciation	$32,376	$29,657
Deductible goodwill and trademarks	35,790	30,585
Accrued export company commissions	4,532	4,179
Employee benefit plans	3,506	4,437
Inventory reserves	2,749	2,311
Prepaid insurance	377	363
Accounts receivable	624	57
Deferred gain on sale of real estate	7,644	7,644
Total deferred tax liabilities	$87,598	$79,233
Net deferred tax liability	$38,851	$31,635

At December 31, 2010, the tax benefits of foreign subsidiary tax loss carry forwards expiring by year are as follows:  $1,144 in 2014,  $2,732 in 2015,  $375 in 2026,  $654 in 2027,  $6,726 in 2028,  $4,808 in 2029 and  $143 in 2030.

Also at December 31, 2010, the amounts of the foreign subsidiary tax credit carry forwards expiring by year are as follows:  $146 in 2011,  $146 in 2012,  $141 in 2013,  $136 in 2014,  $136 in 2015,  $136 in 2016 and  $137 in 2017. A valuation allowance has been established for these carry forward credits to reduce the future income tax benefits to amounts expected to be realized.

The effective income tax rate differs from the statutory rate as follows:

	2010	2009	2008
U.S. statutory rate	35.0%	35.0%	35.0%
State income taxes, net	1.0	1.7	1.0
Exempt municipal bond interest	(0.4)	(0.6)	(1.9)
Foreign tax rates	(1.9)	(4.8)	(0.7)
Release of prior period valuation allowances	—	(13.1)	—
Qualified domestic production activities deduction	(2.6)	(2.0)	(1.4)
Tax credits receivable	(0.2)	(0.4)	(1.3)
Reserve for uncertain tax benefits	(2.3)	1.3	(0.4)
Other, net	(1.1)	(1.0)	(0.6)
Effective income tax rate	27.5%	16.1%	29.7%

In connection with the acquisition in 2004 of Concord Confections, a Canadian subsidiary, the Company established an inter-company financing structure which included a loan from the U.S. parent to the Canadian subsidiary. By December of 2006, significant operating losses had accumulated in Canada and management determined that the realization of the net operating loss carry forward benefits was not more-likely-than-not, and provided a full tax valuation allowance. Consistent with relevant accounting guidance, these benefits continued to be reserved through 2008 and through the third quarter of 2009.

In December of 2008, a new U.S./Canada income tax treaty (Treaty) was ratified which effectively denies certain inter-company interest benefits to the U.S. shareholder of a Canadian company. Accordingly, in December of 2009, the Company decided to recapitalize its Canadian operations effective January 1, 2010. During the fourth quarter of 2009, the Company considered all of the evidence and relevant accounting guidance related to this recapitalization and based on reasonable assumptions, the Company concluded that it was more-likely-than-not that it would realize substantially all of the deferred tax assets related to the Canadian net operating loss carry forward benefits because it is expected that sufficient levels of income will be generated in the foreseeable future. As a result, the Company released  $8.4 million of prior period valuation allowances and  $2.3 million of allowances that were provided through the first nine months of 2009.

The Treaty also introduced a phase out of the withholding tax on payments from Canada to the U.S. allowing the Company to qualify for a zero percent withholding rate in 2010 if certain requirements of the Treaty were met. On January 4, 2010, the Canadian subsidiary repaid accrued interest to its U.S. parent in a manner consistent with these requirements. As a result,  $1.5 million of withholding taxes accrued for 2007 and 2008 and through the third quarter of 2009 were released in the fourth quarter of 2009.

The Company has not provided for U.S. federal or foreign withholding taxes on  $4,787 and  $5,294 of foreign subsidiaries’ undistributed earnings as of December 31, 2010 and December 31, 2009, respectively, because such earnings are considered to be permanently reinvested. It is not practicable to determine the amount of income taxes that would be payable upon remittance of the undistributed earnings.

The Company adopted the provisions of the authoritative guidance relating to unrecognized tax benefits effective January 1, 2007. The Company recognizes interest and penalties related to unrecognized tax benefits in the provision for income taxes on the Consolidated Statements of Earnings.

At December 31, 2010 and 2009, the Company had unrecognized tax benefits of  $8,138 and  $14,370, respectively. Included in this balance is  $4,949 and  $6,373, respectively, of unrecognized tax benefits that, if recognized, would favorably affect the annual effective income tax rate. As of December 31, 2010 and 2009,  $1,697 and  $4,077, respectively, of interest and penalties were included in the liability for uncertain tax positions.

A reconciliation of the beginning and ending balances of the total amounts of unrecognized tax benefits is as follows:

	2010	2009	2008
Unrecognized tax benefits at January 1	$14,370	$13,069	$14,273
Increases in tax positions for the current year	632	2,661	651
Reductions in tax positions for lapse of statute of limitations	(1,122)	(514)	(947)
Reductions in tax positions for withdrawal of positions previously taken	(5,256)	—	—
Reductions in tax positions for effective settlements	(486)	(846)	(908)
Unrecognized tax benefits at December 31	$8,138	$14,370	$13,069

The Company is subject to taxation in the U.S. and various state and foreign jurisdictions. The Company remains subject to examination by U.S. federal and state and foreign tax authorities for the years 2007 through 2009. With few exceptions, the Company is no longer subject to examinations by tax authorities for the year 2006 and prior.

The Company is not currently subject to a U.S. federal examination. The Company’s Canadian subsidiary is currently subject to examination by the Canada Revenue Agency for tax years 2005 and 2006. The Company is unable to determine the outcome of the examination at this time. In addition, the Company is currently subject to various state tax examinations. Two of those state examinations have been effectively settled and the corresponding liability for unrecognized tax benefits has been reduced. Although the Company is unable to determine the ultimate outcome of the ongoing examinations, the Company believes that its liability for uncertain tax positions relating to these jurisdictions for such years is adequate.

Beginning in 2008, statutory income tax rates in Canada will be reduced five percentage points with the final rate reduction coming in 2014. Accordingly in 2009, the Company’s Canadian subsidiary has revalued its deferred tax assets and liabilities based on the rate in effect for the year the differences are expected to reverse.

SHARE CAPITAL AND CAPITAL IN EXCESS OF PAR VALUE:	12 Months Ended
Dec. 31, 2010
SHARE CAPITAL AND CAPITAL IN EXCESS OF PAR VALUE:
SHARE CAPITAL AND CAPITAL IN EXCESS OF PAR VALUE:

NOTE 5—SHARE CAPITAL AND CAPITAL IN EXCESS OF PAR VALUE:

	Common Stock		Class B Common Stock		Treasury Stock		Capital in Excess of Par
	Shares	Amount	Shares	Amount	Shares	Amount	Value
	(000’s)		(000’s)		(000’s)
Balance at January 1, 2008	35,404	$24,586	18,892	$13,120	(63)	$(1,992)	$457,491
Issuance of 3% stock dividend	1,043	724	565	391	(2)	—	33,927
Conversion of Class B common shares to common shares	100	69	(100)	(69)	—	—	—
Purchase and retirement of common shares	(889)	(617)	—	—	—	—	(20,491)
Balance at December 31, 2008	35,658	24,762	19,357	13,442	(65)	(1,992)	470,927
Issuance of 3% stock dividend	1,064	739	580	403	(2)	—	31,396
Conversion of Class B common shares to common shares	18	12	(18)	(12)	—	—	—
Purchase and retirement of common shares	(938)	(651)	—	—	—	—	(20,073)
Balance at December 31, 2009	35,802	24,862	19,919	13,833	(67)	(1,992)	482,250
Issuance of 3% stock dividend	1,070	743	597	414	(2)	—	45,526
Conversion of Class B common shares to common shares	50	35	(50)	(35)	—	—	—
Purchase and retirement of common shares	(865)	(600)	—	—	—	—	(22,281)
Balance at December 31, 2010	36,057	$25,040	20,466	$14,212	(69)	$(1,992)	$505,495

Average shares outstanding and all per share amounts included in the financial statements and notes thereto have been adjusted retroactively to reflect annual three percent stock dividends.

While the Company does not have a formal or publicly announced Company Common Stock purchase program, the Company’s board of directors periodically authorizes a dollar amount for such share purchases.

Based upon this policy, shares were purchased and retired as follows:

Year	Total Number of Shares Purchased	Average Price Paid Per Share
2010	865	$26.41
2009	938	$22.05
2008	889	$23.71

OTHER INCOME (EXPENSE), NET:	12 Months Ended
Dec. 31, 2010
OTHER INCOME (EXPENSE), NET:
OTHER INCOME (EXPENSE), NET:

NOTE 6—OTHER INCOME (EXPENSE), NET:

Other income (expense), net is comprised of the following:

	2010	2009	2008
Interest and dividend income	$879	$1,439	$3,451
Gains (losses) on trading securities relating to deferred compensation plans	3,364	4,524	(7,334)
Interest expense	(142)	(243)	(378)
Impairment of equity method investment	—	(4,400)	—
Equity method investment loss	(342)	(233)	(477)
Foreign exchange gains (losses)	4,090	951	(963)
Other than temporary impairment	—	—	(5,140)
Capital gains (losses)	(28)	(38)	88
Miscellaneous, net	537	100	135
	$8,358	$2,100	$(10,618)

As of December 31, 2009, management determined that the carrying value of an equity method investment was impaired as a result of accumulated losses from operations and review of future expectations. The Company recorded a pre-tax impairment charge of  $4,400 resulting in an adjusted carrying value of  $4,961 as of December 31, 2009. The fair value was primarily assessed using the present value of estimated future cash flows.

EMPLOYEE BENEFIT PLANS:	12 Months Ended
Dec. 31, 2010
EMPLOYEE BENEFIT PLANS:
EMPLOYEE BENEFIT PLANS:

NOTE 7—EMPLOYEE BENEFIT PLANS:

Pension plans:

The Company sponsors defined contribution pension plans covering certain non-union employees with over one year of credited service. The Company’s policy is to fund pension costs accrued based on compensation levels. Total pension expense for 2010, 2009 and 2008 approximated  $4,196,  $4,178 and  $3,944, respectively. The Company also maintains certain profit sharing and retirement savings-investment plans. Company contributions in 2010, 2009 and 2008 to these plans were  $1,043,  $1,011 and  $1,003, respectively.

The Company also contributes to multi-employer defined benefit pension plans for its union employees. Such contributions aggregated  $1,923,  $1,633 and  $1,392 in 2010, 2009 and 2008, respectively. Although the Company has been advised that the plan is currently in an underfunded status, the relative position of each employer associated with the multi-employer plan with respect to the actuarial present value of benefits and net plan assets is not determinable by the Company.

Deferred compensation:

The Company sponsors three deferred compensation plans for selected executives and other employees: (i) the Excess Benefit Plan, which restores retirement benefits lost due to IRS limitations on contributions to tax-qualified plans, (ii) the Supplemental Plan, which allows eligible employees to defer the receipt of eligible compensation until designated future dates and (iii) the Career Achievement Plan, which provides a deferred annual incentive award to selected executives. Participants in these plans earn a return on amounts due them based on several investment options, which mirror returns on underlying investments (primarily mutual funds). The Company economically hedges its obligations under the plans by investing in the actual underlying investments. These investments are classified as trading securities and are carried at fair value. At December 31, 2010 and 2009, these investments totaled  $38,504 and  $32,238, respectively. All gains and losses in these investments, which are recorded in other income (expense), net, are equally offset by corresponding increases and decreases in the Company’s deferred compensation liabilities.

Postretirement health care and life insurance benefit plans:

The Company provides certain postretirement health care and life insurance benefits for corporate office and management employees. Employees become eligible for these benefits based upon their age, service and date of hire and if they agree to contribute a portion of the cost. The Company has the right to modify or terminate these benefits. The Company does not fund postretirement health care and life insurance benefits in advance of payments for benefit claims.

Amounts recognized in accumulated other comprehensive loss (pre-tax) at December 31, 2010 are as follows:

Prior service credit	$(751)
Net actuarial loss	4,983
Net amount recognized in accumulated other comprehensive loss	$4,232

The estimated actuarial loss and prior service credit to be amortized from accumulated other comprehensive income into net periodic benefit cost during 2011 are  $626 and  $(125), respectively.

The changes in the accumulated postretirement benefit obligation at December 31, 2010 and 2009 consist of the following:

	December 31
	2010	2009
Benefit obligation, beginning of year	$16,674	$15,468
Service cost	696	704
Interest cost	958	853
Actuarial (gain)/loss	2,714	(38)
Benefits paid	(353)	(313)
Benefit obligation, end of year	$20,689	$16,674

Net periodic postretirement benefit cost included the following components:

	2010	2009	2008
Service cost—benefits attributed to service during the period	$696	$704	$646
Interest cost on the accumulated postretirement benefit obligation	958	853	740
Net amortization	128	140	33
Net periodic postretirement benefit cost	$1,782	$1,697	$1,419

For measurement purposes, the 2011 annual rate of increase in the per capita cost of covered health care benefits was assumed to be 8.0% for pre-age 65 retirees, post 65 retirees and for prescription drugs; these rates were assumed to decrease gradually to 5.0% for 2018 and remain at that level thereafter. The health care cost trend rate assumption has a significant effect on the amounts reported. The weighted-average discount rate used in determining the accumulated postretirement benefit obligation was 5.47% and 5.84% at December 31, 2010 and 2009, respectively.

Increasing or decreasing the health care trend rates by one percentage point in each year would have the following effect:

	1% Increase	1% Decrease
Postretirement benefit obligation	$3,065	$(2,513)
Total of service and interest cost components	$272	$(221)

The Company estimates future benefit payments will be  $531,  $643,  $785,  $937 and  $1,050 in 2011 through 2015, respectively, and a total of  $6,880 in 2016 through 2020. The future benefit payments are net of the annual Medicare Part D subsidy of approximately  $1,230 beginning in 2011.

COMMITMENTS:	12 Months Ended
Dec. 31, 2010
COMMITMENTS:
COMMITMENTS:
NOTE 8—COMMITMENTS: Rental expense aggregated $1,152, $1,180 and $1,311 in 2010, 2009 and 2008, respectively. Future operating lease commitments are not significant.

SEGMENT AND GEOGRAPHIC INFORMATION:	12 Months Ended
Dec. 31, 2010
SEGMENT AND GEOGRAPHIC INFORMATION:
SEGMENT AND GEOGRAPHIC INFORMATION:

NOTE 9—SEGMENT AND GEOGRAPHIC INFORMATION:

The Company operates as a single reportable segment encompassing the manufacture and sale of confectionery products. Its principal manufacturing operations are located in the United States and Canada, and its principal market is the United States. The Company also manufactures and sells confectionery products in Mexico, and exports products to Canada and other countries worldwide.

The following geographic data includes net product sales summarized on the basis of the customer location and long-lived assets based on their physical location:

	2010	2009	2008
Net product sales:
United States	$471,714	$455,517	$448,268
Foreign	45,435	40,075	43,783
	$517,149	$495,592	$492,051
Long-lived assets:
United States	$172,087	$176,044	$172,299
Foreign	43,405	44,677	45,329
	$215,492	$220,721	$217,628

FAIR VALUE MEASUREMENTS:	12 Months Ended
Dec. 31, 2010
FAIR VALUE MEASUREMENTS:
FAIR VALUE MEASUREMENTS:

NOTE 10—FAIR VALUE MEASUREMENTS:

Current accounting guidance defines fair value as the price that would be received in the sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Guidance requires disclosure of the extent to which fair value is used to measure financial assets and liabilities, the inputs utilized in calculating valuation measurements, and the effect of the measurement of significant unobservable inputs on earnings, or changes in net assets, as of the measurement date. Guidance establishes a three-level valuation hierarchy based upon the transparency of inputs utilized in the measurement and valuation of financial assets or liabilities as of the measurement date. Level 1 inputs include quoted prices for identical instruments and are the most observable. Level 2 inputs include quoted prices for similar assets and observable inputs such as interest rates, foreign currency exchange rates, commodity rates and yield curves. Level 3 inputs are not observable in the market and include management’s own judgments about the assumptions market participants would use in pricing the asset or liability. The use of observable and unobservable inputs is reflected in the hierarchy assessment disclosed in the table below.

As of December 31, 2010 and 2009, the Company held certain financial assets that are required to be measured at fair value on a recurring basis. These included derivative hedging instruments related to the foreign currency forward contracts and purchase of certain raw materials, investments in trading securities and available for sale securities, including an ARS. The Company’s available for sale and trading securities principally consist of municipal bonds and mutual funds that are publicly traded.

The following tables present information about the Company’s financial assets measured at fair value as of December 31, 2010 and 2009, and indicate the fair value hierarchy and the valuation techniques utilized by the Company to determine such fair value:

	Estimated Fair Value December 31, 2010
	Total	Input Levels Used
	Fair Value	Level 1	Level 2	Level 3
Cash and equivalents	$115,976	$115,976	$—	$—
	6,775	—	—	6,775
Available-for-sale securities, excluding ARS	27,178	—	27,178	—
Foreign currency forward contracts	942	942	—	—
Commodity futures contracts	2,310	2,310	—	—
Commodity options contracts	5,369	5,369	—	—
Trading securities	38,504	38,504	—	—
Total assets measured at fair value	$197,054	$163,101	$27,178	$6,775

	Estimated Fair Value December 31, 2009
	Total	Input Levels Used
	Fair Value	Level 1	Level 2	Level 3
Cash and equivalents	$90,990	$90,990	$—	$—
	7,710	—	—	7,710
Available-for-sale securities, excluding ARS	26,851	—	26,851	—
Foreign currency forward contracts	3,674	3,674	—	—
Commodity option contracts	1,686	1,686	—	—
Trading securities	32,238	32,238	—	—
Total assets measured at fair value	$163,149	$128,588	$26,851	$7,710

Available for sale securities which utilize Level 2 inputs consist primarily of municipal bonds, which are valued based on quoted market prices or alternative pricing sources with reasonable levels of price transparency.

A summary of the aggregate fair value, gross unrealized gains, gross unrealized losses, realized losses and amortized cost basis of the Company’s investment portfolio by major security type is as follows:

	December 31, 2010
	Amortized	Fair	Unrealized		Realized
Available for Sale:	Cost	Value	Gains	Losses	Losses
ARS	$8,410	$6,775	$—	$(1,635)	$—
Municipal bonds	27,073	27,122	49	—	—
Mutual funds	56	56	—	—	—
	$35,539	$33,953	$49	$(1,635)	$—

	December 31, 2009
	Amortized	Fair	Unrealized		Realized
Available for Sale:	Cost	Value	Gains	Losses	Losses
	$8,410	$7,710	$—	$(700)	$—
Municipal bonds	26,502	26,793	291	—	—
Mutual funds	56	58	2	—	—
	$34,968	$34,561	$293	$(700)	$—

As of December 31, 2010, the Company’s long-term investments included an ARS, Jefferson County Alabama Sewer Revenue Refunding Warrants, reported at a fair value of  $6,775, after reflecting a  $5,140 other-than-temporary impairment and a  $1,635 temporary, as defined, decline in market value against its  $13,550 par value. This other-than-temporary impairment was recorded in other income (expense), net in 2008. In 2008, this ARS was determined to be other-than-temporarily impaired due to the duration and severity of the decline in fair value. The Company estimated the fair value of this ARS utilizing a valuation model with Level 3 inputs.

This valuation model considered, among other items, the credit risk of the collateral underlying the ARS, the credit risk of the bond insurer, interest rates, and the amount and timing of expected future cash flows including the Company’s assumption about the market expectation of the next successful auction. See also the Management’s Discussion and Analysis of Financial Condition and Results of Operations regarding Jefferson County ARS.

The Company classified this ARS as non-current and has included it in long-term investments on the Consolidated Statements of Financial Position at December 31, 2010 and 2009, because the Company believes that the current condition of the ARS market may take more than twelve months to improve.

The following table presents additional information about the Company’s financial instruments (all ARS) measured at fair value on a recurring basis using Level 3 inputs at December 31, 2010 and 2009:

	2010	2009
Balance at January 1	$7,710	$8,410
Unrealized loss recognized in other comprehensive loss	(935)	(700)
Balance at December 31	$6,775	$7,710

The  $7,500 carrying amount of the Company’s industrial revenue development bonds at December 31, 2010 and 2009 approximates its estimated fair value as the bonds have a floating interest rate.

In addition to assets and liabilities that are recorded at fair value on a recurring basis, guidance requires the Company to record assets and liabilities at fair value on a nonrecurring basis generally as a result of impairment charges. Assets measured at fair value on a nonrecurring basis during 2009 are summarized below:

	Twelve Months Ended December 31, 2009
	Pre-Impairment	2009		Level Used to Determine
	Cost	Impairment	New Cost	New Cost Basis
	Basis	Charge	Basis	Level 1	Level 2	Level 3
Equity method investment	$9,361	$4,400	$4,961	$—	$—	$4,961
Trademarks	189,024	14,000	175,024	—	—	175,024
Total	$198,385	$18,400	$179,985	$—	$—	$179,985

As discussed in Note 6, during the fourth quarter of 2009 the Company recognized an impairment of  $4,400 in an equity method investment based on Level 3 inputs.

As discussed in Note 13, during the fourth quarter of 2009 the Company recognized a trademark impairment of  $14,000 based on Level 3 inputs.

DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES:	12 Months Ended
Dec. 31, 2010
DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES:
DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES:

NOTE 11—DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES:

From time to time, the Company uses derivative instruments, including foreign currency forward contracts, commodity futures contracts and commodity option contracts, to manage its exposures to foreign exchange and commodity prices. Commodity futures contracts and most commodity option contracts are intended and effective as hedges of market price risks associated with the anticipated purchase of certain raw materials (primarily sugar). Foreign currency forward contracts are intended and effective as hedges of the Company’s exposure to the variability of cash flows, primarily related to the foreign exchange rate changes of products manufactured in Canada and sold in the United States, and periodic equipment purchases from foreign suppliers denominated in a foreign currency. The Company does not engage in trading or other speculative use of derivative instruments.

The Company recognizes all derivative instruments as either assets or liabilities at fair value in the Consolidated Statements of Financial Position. Derivative assets are recorded in other receivables and derivative liabilities are recorded in accrued liabilities. The Company uses either hedge accounting or mark-to-market accounting for its derivative instruments. Derivatives that qualify for hedge accounting are designated as cash flow hedges by formally documenting the hedge relationships, including identification of the hedging instruments, the hedged items and other critical terms, as well as the Company’s risk management objectives and strategies for undertaking the hedge transaction.

Changes in the fair value of the Company’s cash flow hedges are recorded in accumulated other comprehensive loss, net of tax, and are reclassified to earnings in the periods in which earnings are affected by the hedged item. Substantially all amounts reported in accumulated other comprehensive loss for commodity derivatives are expected to be reclassified to cost of goods sold. Substantially all amounts reported in accumulated other comprehensive loss for foreign currency derivatives are expected to be reclassified to other income (expense), net.

The following table summarizes the Company’s outstanding derivative contracts and their effects on its Consolidated Statements of Financial Position at December 31, 2010 and 2009:

December 31, 2010

	Notional Amounts	Assets	Liabilities
Derivatives designated as hedging instruments:
Foreign currency forward contracts	$3,572	$942	$—
Commodity futures contracts	4,407	2,310	—
Commodity option contracts	10,344	5,481	(112)
Total derivatives designated as hedges		8,733	(112)
Derivatives not designated as hedging instruments:
Commodity option contracts	—	—	—
Total derivatives not designated as hedges		—	—
Total derivatives		$8,733	$(112)

December 31, 2009

	Notional Amounts	Assets	Liabilities
Derivatives designated as hedging instruments:
Foreign currency forward contracts	$17,772	$3,674	$—
Commodity futures contracts	—	—
Commodity option contracts	—	—
Total derivatives designated as hedges		3,674	—
Derivatives not designated as hedging instruments:
Commodity option contracts	12,405	1,896	(210)
Total derivatives not designated as hedges		1,896	(210)
Total derivatives		$5,570	$(210)

The effects of derivative instruments on the Company’s Consolidated Statement of Earnings, Comprehensive Earnings and Retained Earnings for years ended December 31, 2010 and 2009 are as follows:

	For Year Ended December 31, 2010
	Gain (Loss) Recognized in OCI	Gain (Loss) Reclassified from Accumulated OCI into Earnings	Gain (Loss) on Amount Excluded from Effectiveness Testing Recognized in Earnings
Foreign currency forward contracts	$467	$3,199	$—
Commodity futures contracts	2,120	(191)	—
Commodity option contracts	4,726	(357)	—
Total	$7,313	$2,651	$—

	For Year Ended December 31, 2009
	Gain (Loss) Recognized in OCI	Gain (Loss) Reclassified from Accumulated OCI into Earnings	Gain (Loss) on Amount Excluded from Effectiveness Testing Recognized in Earnings
Foreign currency forward contracts	$4,354	$989	$—
Commodity futures contracts	(13)	26	—
Commodity option contracts	—	—	—
Total	$4,341	$1,015	$—

For the years ended December 31, 2010 and 2009, the Company recognized loss of  $1,613 and gain of  $1,581 in earnings, respectively, related to mark-to-market accounting for certain commodity option contracts.

COMPREHENSIVE EARNINGS (LOSS):	12 Months Ended
Dec. 31, 2010
COMPREHENSIVE EARNINGS (LOSS):
COMPREHENSIVE EARNINGS (LOSS):

NOTE 12—COMPREHENSIVE EARNINGS (LOSS):

The following table sets forth information with respect to accumulated other comprehensive earnings (loss):

	Foreign	Unrealized Gain (Loss) on			Accumulated
	Currency Translation Adjustment	Investments	Derivatives	Postretirement and Pension Benefits	Other Comprehensive Earnings (Loss)
Balance at January 1, 2008	$(11,496)	$108	$196	$(535)	$(11,727)
Unrealized gains (losses)	(2,296)	(4,923)	504	(1,484)	(8,199)
(Gains) losses reclassified to net earnings	—	5,055	(467)	—	4,588
Tax effect	(500)	(49)	(13)	659	97
Net of tax amount	(2,796)	83	24	(825)	(3,514)
Balance at December 31, 2008	(14,292)	191	220	(1,360)	(15,241)
Unrealized gains (losses)	1,183	(709)	4,341	109	4,924
(Gains) losses reclassified to net earnings	—	—	(1,015)	—	(1,015)
Tax effect	(118)	263	(1,232)	23	(1,064)
Net of tax amount	1,065	(446)	2,094	132	2,845
Balance at December 31, 2009	(13,227)	(255)	2,314	(1,228)	(12,396)
Unrealized gains (losses)	856	(1,179)	7,313	(3,007)	3,983
(Gains) losses reclassified to net earnings	—	—	(2,651)	—	(2,651)
Tax effect	135	435	(1,724)	1,005	(149)
Net of tax amount	991	(744)	2,938	(2,002)	1,183
Balance at December 31, 2010	$(12,236)	$(999)	$5,252	$(3,230)	$(11,213)

GOODWILL AND INTANGIBLE ASSETS:	12 Months Ended
Dec. 31, 2010
GOODWILL AND INTANGIBLE ASSETS:
GOODWILL AND INTANGIBLE ASSETS:

NOTE 13—GOODWILL AND INTANGIBLE ASSETS:

All of the Company’s intangible indefinite-lived assets are trademarks.

The changes in the carrying amount of trademarks for 2010 and 2009 were as follows:

	2010	2009
Original cost	$193,767	$193,767
Accumulated impairment losses as of January 1	(18,743)	(4,743)
Balance at January 1	$175,024	$189,024
Current year impairment losses	—	(14,000)
Balance at December 31	$175,024	$175,024
Accumulated impairment losses as of December 31	$(18,743)	$(18,743)

As of December 31, 2009, management ascertained certain trademarks were impaired, and recorded a pre-tax charge of  $14,000. The principal driver of this impairment charge was an increase in the discount rate required by market participants. The fair value of indefinite-lived intangible assets was primarily assessed using the present value of estimated future cash flows. No impairments of intangibles were recorded in 2008.

The Company has no accumulated impairment losses of goodwill.

SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS	12 Months Ended
Dec. 31, 2010
SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS
SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS

SCHEDULE II — VALUATION AND QUALIFYING ACCOUNTS (in thousands)

DECEMBER 31, 2010, 2009 AND 2008

Description	Balance at beginning of year	Additions (reductions) charged (credited) to expense	Deductions(1)	Balance at End of Year

2010:
Reserve for bad debts	$1,738	$(45)	$572	$1,121
Reserve for cash discounts	618	9,726	9,934	410
Deferred tax asset valuation	912	(226)	—	686
	$3,268	$9,455	$10,506	$2,217

2009:
Reserve for bad debts	$1,358	$541	$161	$1,738
Reserve for cash discounts	565	10,374	10,321	618
Deferred tax asset valuation	8,506	(7,594)	—	912
	$10,429	$3,321	$10,482	$3,268

2008:
Reserve for bad debts	$1,727	$(237)	$132	$1, 358
Reserve for cash discounts	560	10,233	10,228	565
Deferred tax asset valuation	7,556	950	—	8,506
	$9,843	$10,946	$10,360	$10,429

(1)                                               Deductions against reserve for bad debts consist of accounts receivable written off net of recoveries and exchange rate movements.  Deductions against reserve for cash discounts consist of allowances to customers.

Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2010	Jun. 30, 2010	Feb. 22, 2011 Common Stock	Feb. 22, 2011 Class B Common Stock
Entity Registrant Name	TOOTSIE ROLL INDUSTRIES INC
Entity Central Index Key	0000098677
Document Type	10-K
Document Period End Date	Dec 31, 2010
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float		$ 460,116,000
Entity Common Stock, Shares Outstanding			36,024,024	20,439,280
Document Fiscal Year Focus	2010
Document Fiscal Period Focus	FY